Notes payables and accrued liabilities	6 Months Ended
Jun. 30, 2016
Payables and Accruals [Abstract]
Notes payables and accrued liabilities

6. Notes payables and accrued liabilities

	Jun 30,	Dec 31,
	2016	2015
	(unaudited)	(audited)
	$	$

Accrued expenses	425,909	408,387
Notes payables*	75,000	-
	500,909	408,387

*Notes payable –

On May 27, 2016, the Company issued the promissory notes to a non-related third party in the sum of $30,000 with 5% annual interest rate. All interest, principal and other costs hereunder shall be due and payable on May 26, 2017.

On June 22, 2016, the Company issued the promissory notes to a non-related third party in the sum of $45,000 with 5% annual interest rate. All interest, principal and other costs hereunder shall be due and payable on June 21, 2017.